SEGMENT REPORTING (Details 2) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Revenues generated from each product
Total	$ 802,072	$ 661,527
Solar wafers
Revenues generated from each product
Total	88,251	171,250
Service revenue from tolling arrangement
Revenues generated from each product
Total	3,963
Solar modules
Revenues generated from each product
Total	686,740	472,087
Power
Revenues generated from each product
Total	5,848	3,230
Solar cells
Revenues generated from each product
Total	2,310	231
Other materials
Revenues generated from each product
Total	$ 14,960	$ 14,729